Business Segments (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Financial Data for Continuing Operation For Corporation's Reportable Business Segments

The following tables display selected financial data for the Corporation’s reportable business segments.

Selected Financial Data by Business Segment

years ended December 31 (add 000) Total revenues	2016	2015	2014
Mid-America Group	$1,017,098	$926,251	$848,855
Southeast Group	321,078	304,472	274,352
West Group	2,223,515	2,062,968	1,578,042
Total Building Materials Business	3,561,691	3,293,691	2,701,249
Magnesia Specialties	257,058	245,879	256,702
Total	$3,818,749	$3,539,570	$2,957,951

years ended December 31 (add 000) Net sales	2016	2015	2014
Mid-America Group	$945,123	$851,854	$770,568
Southeast Group	304,451	285,302	254,986
West Group	2,089,192	1,903,452	1,417,435
Total Building Materials Business	3,338,766	3,040,608	2,442,989
Magnesia Specialties	238,001	227,508	236,106
Total	$3,576,767	$3,268,116	$2,679,095

Gross profit (loss)
Mid-America Group	$306,560	$257,002	$215,245
Southeast Group	57,286	34,359	10,286
West Group	466,790	360,667	207,772
Total Building Materials Business	830,636	652,028	433,303
Magnesia Specialties	89,603	79,057	84,352
Corporate	(8,501)	(4,165)	1,969
Total	$911,738	$726,920	$519,624

Selling, general and administrative expenses
Mid-America Group	$52,712	$52,227	$52,274
Southeast Group	17,245	18,353	17,812
West Group	95,631	92,988	63,422
Total Building Materials Business	165,588	163,568	133,508
Magnesia Specialties	9,617	9,408	9,775
Corporate	66,401	37,778	24,819
Total	$241,606	$210,754	$168,102

Earnings (Loss) from operations
Mid-America Group	$258,422	$207,619	$170,513
Southeast Group	41,653	16,712	(5,685)
West Group	379,417	256,042	193,024
Total Building Materials Business	679,492	480,373	357,852
Magnesia Specialties	79,306	69,301	74,564
Corporate	(81,532)	(55,507)	(105,484)
Total	$677,266	$494,167	$326,932

as of December 31 (add 000) Assets employed	2016	2015	2014
Mid-America Group	$1,406,526	$1,304,574	$1,290,833
Southeast Group	594,967	583,369	604,044
West Group	4,904,018	4,561,432	4,896,199
Total Building Materials Business	6,905,511	6,449,375	6,791,076
Magnesia Specialties	150,969	147,795	150,359
Corporate	244,425	360,441	273,082
Total	$7,300,905	$6,957,611	$7,214,517

years ended December 31 (add 000) Depreciation, depletion and amortization	2016	2015	2014
Mid-America Group	$64,295	$61,693	$63,294
Southeast Group	30,590	31,644	31,955
West Group	164,653	147,619	104,903
Total Building Materials Business	259,538	240,956	200,152
Magnesia Specialties	12,865	13,769	10,394
Corporate	12,850	8,862	12,200
Total	$285,253	$263,587	$222,746

Total property additions
Mid-America Group	$152,014	$77,640	$76,753
Southeast Group	30,588	12,155	23,326
West Group	338,795	244,844	1,728,405
Total Building Materials Business	521,397	334,639	1,828,484
Magnesia Specialties	8,944	8,916	2,588
Corporate	10,430	20,561	15,349
Total	$540,771	$364,116	$1,846,421

Property additions through acquisitions
Mid-America Group	$1,524	$4,385	$—
Southeast Group	—	—	—
West Group	132,112	35,965	1,602,860
Total Building Materials Business	133,636	40,350	1,602,860
Magnesia Specialties	—	—	—
Corporate	—	—	—
Total	$133,636	$40,350	$1,602,860

Total Revenues, Net Sales and Gross Profit by Product Line

The Building Materials business includes the aggregates, cement, ready mixed concrete and asphalt and paving product lines. All cement, ready mixed concrete and asphalt and paving product lines reside in the West Group. The following tables, which are reconciled to consolidated amounts, provide total revenues, net sales and gross profit by line of business: Building Materials (further divided by product line) and Magnesia Specialties.  For the year ended December 31, 2016, the Corporation changed the presentation of the elimination of interproduct revenues and sales. Information for the years ended December 31, 2015 and 2014 have been conformed to the 2016 presentation.  Interproduct revenues and interproduct sales represent sales from the aggregates product line to the ready mixed concrete and asphalt and paving product lines and sales from the cement product line to the ready mixed concrete product line.

years ended December 31 (add 000) Total revenues	2016	2015	2014
Aggregates	$2,267,574	$2,120,245	$1,880,074
Cement	375,814	475,725	265,114
Ready Mixed Concrete	903,803	657,831	431,383
Asphalt and Paving	345,134	290,966	303,777
Less: Interproduct revenues	(330,634)	(251,076)	(179,099)
Total Building Materials Business	3,561,691	3,293,691	2,701,249
Magnesia Specialties	257,058	245,879	256,702
Total	$3,818,749	$3,539,570	$2,957,951

Net sales
Aggregates	$2,060,876	$1,896,143	$1,644,265
Cement	364,445	455,382	252,911
Ready Mixed Concrete	902,635	656,531	430,673
Asphalt and Paving	341,444	283,628	294,239
Less: Interproduct sales	(330,634)	(251,076)	(179,099)
Total Building Materials Business	3,338,766	3,040,608	2,442,989
Magnesia Specialties	238,001	227,508	236,106
Total	$3,576,767	$3,268,116	$2,679,095

Gross profit (loss)
Aggregates	$558,318	$470,688	$323,081
Cement	120,201	103,813	52,446
Ready Mixed Concrete	99,042	42,110	38,381
Asphalt and Paving	53,075	35,417	19,395
Total Building Materials Business	830,636	652,028	433,303
Magnesia Specialties	89,603	79,057	84,352
Corporate	(8,501)	(4,165)	1,969
Total	$911,738	$726,920	$519,624

Domestic and Foreign Total Revenues

Domestic and foreign total revenues are as follows:

years ended December 31 (add 000)	2016	2015	2014
Domestic	$3,761,651	$3,493,462	$2,912,115
Foreign	57,098	46,108	45,836
Total	$3,818,749	$3,539,570	$2,957,951